INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS

	2023	2022
Software	1,585,465	1,463,250
Total	1,585,465	1,463,250

Software
Cost:
Balance as of January 1, 2022	7,208,457
Additions	324,567
Balance as of December 31, 2022	7,533,024
Additions	669,825
Balance as of December 31, 2023	8,202,849
Accumulated amortization:
Balance as of January 1, 2022	(5,454,876)
Amortization	(614,898)
Balance as of December 31, 2022	(6,069,774)
Amortization	(547,610)
Balance as of December 31, 2023	(6,617,384)